Balances and Transactions with Related Parties - Information about Related Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SGE [member] | Natural gas production [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)			$ 16
Income / (Costs)			39
SGE [member] | GasAr Plan [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	$ 23	$ 72	43
Income / (Costs)	195	192	169
SGE [member] | Propane gas supply agreement [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	2	9	4
Income / (Costs)	6	15	8
SGE [member] | Recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)		1	2
SGE [member] | Natural Gas Piping Distribution Service Licensed Companies benefit of Metrogas [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	4	7	1
Income / (Costs)	7	8	9
SGE [member] | Compensation to Decree No.1,053/2018 [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	8	38	66
Ministry of Transport [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	2	8	8
Income / (Costs)	25	51	67
AFIP [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	20	38
Income / (Costs)	83	52
Secretariat of Industry [Member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)		2	6
Ministry of Work, Employment and Social Security and AFIP
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)			2
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	59	109	125
Income / (Costs)	374	403	587
CAMMESA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	(3)	(4)	(11)
Income / (Costs)	(49)	(26)	(85)
ENARSA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	25	71	87
Income / (Costs)	141	130	123
ENARSA [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	(62)	(97)	(77)
Income / (Costs)	(52)	(30)	(34)
Aerolíneas Argentinas S.A. [member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	43	89	26
Income / (Costs)	383	416	127
Aerolíneas Argentinas S.A. [member]
Disclosure of balance and transactions with related parties [line items]
Income / (Costs)	(1)	(2)	(2)
Agua y Saneamientos Argentinos S.A. [Member]
Disclosure of balance and transactions with related parties [line items]
Credit (liabilities)	$ 2	10	17
Income / (Costs)		$ 0	$ 32